GOING CONCERN (Details Narrative) - USD ($)		6 Months Ended
	Mar. 22, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 22, 2026	Apr. 27, 2026	Feb. 05, 2026	Dec. 31, 2025	Jun. 17, 2025	Dec. 18, 2024	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss		$ 1,882,881
Cash flow from operating activities		2,090,111	$ 2,512,393
Accumulated deficit		(52,909,664)					$ (51,026,783)
Cash		5,569,600					$ 5,459,309
Working capital		6,604,181
Securities base prospectus sale	$ 9,600,000
Prospectus supplement for sale of up to	$ 4,267,622
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash				$ 4,800,000
ATM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Available for sale		$ 2,300,000			$ 14,100,000	$ 7,900,000		$ 3,200,000	$ 3,850,000	$ 14,100,000